Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 13.1%
Alphabet, Inc. - Class A	129,698	$37,295,957
Alphabet, Inc. - Class C	120,803	34,653,548
Meta Platforms, Inc. - Class A	79,728	45,614,781
		117,564,286

Consumer Discretionary - 11.4%
Amazon.com, Inc. (a)	197,989	41,235,169
Amer Sports, Inc. (a)	519,497	17,101,841
Booking Holdings, Inc.	4,774	20,100,068
Lowe's Cos., Inc.	36,937	8,727,474
TJX Cos., Inc.	92,055	14,701,184
		101,865,736

Consumer Staples - 3.3%
Mondelez International, Inc. - Class A	248,805	14,341,120
Nomad Foods Ltd.	346,873	3,333,450
US Foods Holding Corp. (a)	133,042	12,267,803
		29,942,373

Energy - 3.0%
Suncor Energy, Inc.	400,486	26,476,129

Financials - 23.4%
American International Group, Inc.	124,055	9,335,139
Bank of America Corp.	305,933	14,914,234
Berkshire Hathaway, Inc. - Class B (a)	69,115	33,119,908
Charles Schwab Corp.	221,475	20,814,221
First Citizens BancShares, Inc. - Class A	8,026	15,126,281
KKR & Co., Inc.	343,609	31,783,833
Mastercard, Inc. - Class A	73,490	36,720,013
Progressive Corp.	54,896	10,882,583
Visa, Inc. - Class A	122,156	36,920,429
		209,616,641

Health Care - 9.8%
Align Technology, Inc. (a)	60,424	10,358,486
Danaher Corp.	58,887	11,164,975
Edwards Lifesciences Corp. (a)	229,294	18,361,864
Elevance Health, Inc.	69,309	20,290,210
Illumina, Inc. (a)	84,620	10,430,261
UnitedHealth Group, Inc.	65,016	17,592,679
		88,198,475

Industrials - 9.0%
Canadian National Railway Co.	23,487	2,413,759
Carrier Global Corp.	349,773	19,695,717
Ferguson Enterprises, Inc.	45,288	10,563,879
GE Aerospace	48,939	13,887,420
Old Dominion Freight Line, Inc.	52,117	10,183,662
United Rentals, Inc.	26,162	19,060,587
Watsco, Inc.	13,875	5,047,586
		80,852,610

Information Technology - 25.2%
Analog Devices, Inc.	61,085	19,433,582
Apple, Inc.	49,486	12,559,052
Autodesk, Inc. (a)	45,096	10,795,982
Intuit, Inc.	34,720	15,012,234
KLA Corp.	11,997	17,664,503
Marvell Technology, Inc.	91,404	9,053,566
Microsoft Corp.	135,998	50,342,380
NVIDIA Corp.	131,253	22,890,523
SAP SE - ADR	60,030	10,277,736
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	172,448	58,278,802
		226,308,360
TOTAL COMMON STOCKS (Cost $368,768,203)		880,824,610

SHORT-TERM INVESTMENTS - 0.6%	Shares	Value
Money Market Funds - 0.6%
First American Government Obligations Fund - Class Z, 3.54% (b)	5,489,873	5,489,873
TOTAL SHORT-TERM INVESTMENTS (Cost $5,489,873)		5,489,873

TOTAL INVESTMENTS - 98.8% (Cost $374,258,076)		886,314,483
Other Assets in Excess of Liabilities - 1.2%		10,824,511
TOTAL NET ASSETS - 100.0%		$897,138,994

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Flexible Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$880,824,610	$–	$–	$880,824,610
Money Market Funds	5,489,873	–	–	5,489,873
Total Investments	$886,314,483	$–	$–	$886,314,483

Refer to the Schedule of Investments for further disaggregation of investment categories.